NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Calvert Equity Fund
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund)
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT NS Partners International Focused Growth Fund
NVIT Real Estate Fund
NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund)
Supplement dated June 18, 2024
to the Prospectus dated April 29, 2024
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT J.P. Morgan U.S. Equity Fund
Effective immediately, the heading above the bar chart on page 56 of the Prospectus is deleted in its entirety and replaced with the following:
Annual Total Returns – Class II Shares
(Years Ended December 31,)
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE